SCHEDULE OF RECONCILIATION BETWEEN STATUTORY TAX RATE TO THE EFFECTIVE TAX RATE (Details) (Parenthetical)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Income Tax Disclosure [Abstract]
Income tax rate	17.00%	17.00%	17.00%